Financial risk management (Detail Textuals)	12 Months Ended
	Mar. 31, 2018 USD ($) UnitedArabEmiratesDirham	Mar. 31, 2017 USD ($)	Mar. 31, 2016 USD ($)
Financial Risk Management [Line Items]
Percentage of floating interest rate	11.00%
Currency risk
Financial Risk Management [Line Items]
Sensitivity analysis, impact of one percentage increase (decrease) in foreign currency compared to functional currency, increase (decrease) in profit before tax	$ (73,562)	$ 188,828	$ 412,110
Currency risk | United Arab Emirates, Dirhams
Financial Risk Management [Line Items]
Exchange rate between the U.S. dollar and AED (United Arab Emirates Dirham) | UnitedArabEmiratesDirham	3.6735
Interest rate risk | Floating interest rate
Financial Risk Management [Line Items]
Revolving credit facilities	$ 250,231,474	224,440,023	209,442,252
Percentage of floating interest rate	100.00%
Sensitivity analysis, impact of 100 basis points movement in interest rate, increase (decrease) in profit before tax	$ 2,339,526	$ 2,203,228	$ 2,057,225